Significant accounting policies - Liabilities under fair value hierarchy (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 1
Significant Accounting Policies [Line Items]
Derivative liability
Level 2
Significant Accounting Policies [Line Items]
Derivative liability
Level 3
Significant Accounting Policies [Line Items]
Derivative liability	$ 8,387,626	$ 121,000	$ 106,146